REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Schedule of Revenues

The following table presents the significant changes in the deferred revenue balance during the year ended December 31, 2020:

	Year ended December 31, 2019	Year ended December 31, 2020

Balance, beginning of the period	$3,873	$7,999
New performance obligations	11,195	5,210
Reclassification to revenue as a result of satisfying performance obligations	(7,069)	(2,222)

Balance, end of the period	7,999	10,987
Less: long-term portion of deferred revenue	6,265	7,495
Current portion, end of period	$1,734	$3,492

Schedule of Remaining Performance Obligations

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2020, which are expected to be satisfied and recognized in future periods:

	2021	2022	2023 and thereafter
Unsatisfied performance obligations	$4,320	$216	$8,129